PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation	$ 1,606	$ 1,700	$ 1,761